Accrued Expenses and Other Current Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accrued Liabilities, Current [Abstract]
Accrued payroll	$ 9,026	$ 12,243
Deferred R&D credits	5,771	7,224
Rebates and customer advances	678	628
Interest payable	1,887	678
Accrued duty, freight and related expenses	12,343	16,459
Royalties	914	1,594
Value added tax payables	23	196
Other accrued expenses and liabilities	4,194	6,937
Total accrued expenses, net	$ 34,836	$ 45,959